Share-based Compensation - Black-Scholes Option Pricing Model to Estimate the Fair Value of Units Granted (Details) - $ / shares	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate			1.13%
Expected annualized volatility			80.00%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	1.65%	1.41%
Expected life of units (years)	6 months	2 years	2 years
Expected annualized volatility	80.00%	97.00%
Weighted average Black-Scholes value of each unit	$ 1.76	$ 0.67	$ 0.52
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	2.05%	1.88%
Expected life of units (years)	14 years	10 years	8 years
Expected annualized volatility	106.00%	116.00%
Weighted average Black-Scholes value of each unit	$ 3.81	$ 23.55	$ 2.09